OTHER SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued workers compensation		$ 699	$ 878
Accrued job cost		1,385	1,221
Accrued legal and professional fees		691	893
Accrued commercial insurance			1,240
Restructuring reserve		3,256
Other accrued expenses		2,376	1,320
Total	$ 9,807	5,518	$ 5,552
Lease
Restructuring reserve		$ 367